Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	$ 5,074.4
General borrowing costs capitalised	105.6	$ 64.9	$ 37.9
Balance at end of the year	7,298.4	5,074.4
Receivable
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	13,769.9	12,792.8
Reclassifications	0.0	(9.8)
Additions	1,183.4	1,054.7
Osisko asset acquisition	1,706.8	0.0
Other Salares Norte non-cash costs capitalised	13.7	13.2
Right-of-use assets capitalised during the year (refer note 36)	71.7	98.0
Remeasurements of right-of-use assets capitalised (refer note 33)	8.5	16.3
General borrowing costs capitalised	105.6	64.9
Disposals	(6.9)	(8.0)
Scrapping of assets	(89.6)	(141.3)
Changes in estimates of rehabilitation assets (refer note 28.1)	20.6	53.9
Translation adjustment	(504.5)	(164.8)
Balance at end of the year	16,279.2	13,769.9	12,792.8
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(8,695.5)	(7,977.1)
Disposals	4.8	6.5
Scrapping of assets	89.6	141.3
Translation adjustment	(259.7)	(82.6)
Reclassifications	0.0	(9.8)
Charge for the year	627.4	795.3
Salares Norte depreciation capitalised	8.5	6.9
Impairment	3.5	156.4
Balance at end of the year	(8,980.8)	(8,695.5)	(7,977.1)
Land, mineral rights and rehabilitation assets | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	305.9
Balance at end of the year	1,586.0	305.9
Land, mineral rights and rehabilitation assets | Receivable | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	480.0	432.0
Reclassifications	(1.1)	(3.4)
Additions	4.0	2.5
Osisko asset acquisition	1,329.1	0.0
Other Salares Norte non-cash costs capitalised	0.0	0.0
Right-of-use assets capitalised during the year (refer note 36)	0.0	0.0
Remeasurements of right-of-use assets capitalised (refer note 33)	0.0	0.0
General borrowing costs capitalised	0.0	0.0
Disposals	0.0	0.0
Scrapping of assets	0.0	(0.3)
Changes in estimates of rehabilitation assets (refer note 28.1)	20.6	53.9
Translation adjustment	(59.7)	(4.7)
Balance at end of the year	1,772.9	480.0	432.0
Land, mineral rights and rehabilitation assets | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(174.1)	(118.4)
Disposals	0.0	0.0
Scrapping of assets	0.0	0.3
Translation adjustment	(6.6)	3.7
Reclassifications	0.0	0.0
Charge for the year	19.4	18.8
Salares Norte depreciation capitalised	0.0	0.0
Impairment	0.0	33.5
Balance at end of the year	(186.9)	(174.1)	(118.4)
Mine development, infrastructure and other assets | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	4,396.4
Balance at end of the year	5,271.7	4,396.4
Mine development, infrastructure and other assets | Receivable | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	12,638.0	11,782.7
Reclassifications	5.8	3.1
Additions	1,179.4	1,052.2
Osisko asset acquisition	268.7	0.0
Other Salares Norte non-cash costs capitalised	13.7	13.2
Right-of-use assets capitalised during the year (refer note 36)	0.0	0.0
Remeasurements of right-of-use assets capitalised (refer note 33)	0.0	0.0
General borrowing costs capitalised	105.6	64.9
Disposals	(6.9)	(8.0)
Scrapping of assets	(67.8)	(109.3)
Changes in estimates of rehabilitation assets (refer note 28.1)	0.0	0.0
Translation adjustment	(407.2)	(160.8)
Balance at end of the year	13,729.3	12,638.0	11,782.7
Mine development, infrastructure and other assets | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(8,241.6)	(7,618.9)
Disposals	4.8	6.5
Scrapping of assets	67.8	110.8
Translation adjustment	(241.5)	(86.6)
Reclassifications	2.1	(1.2)
Charge for the year	519.3	700.0
Salares Norte depreciation capitalised	5.2	4.9
Impairment	3.5	122.9
Balance at end of the year	(8,457.6)	(8,241.6)	(7,618.9)
Right-of-use assets relating to mine development, infrastructure and other assets | – Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	372.1
Balance at end of the year	440.7	372.1
Right-of-use assets relating to mine development, infrastructure and other assets | Receivable | – Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	651.9	578.1
Reclassifications	(4.7)	(9.5)
Additions	0.0	0.0
Osisko asset acquisition	109.0	0.0
Other Salares Norte non-cash costs capitalised	0.0	0.0
Right-of-use assets capitalised during the year (refer note 36)	71.7	98.0
Remeasurements of right-of-use assets capitalised (refer note 33)	8.5	16.3
General borrowing costs capitalised	0.0	0.0
Disposals	0.0	0.0
Scrapping of assets	(21.8)	(31.7)
Changes in estimates of rehabilitation assets (refer note 28.1)	0.0	0.0
Translation adjustment	(37.6)	0.7
Balance at end of the year	777.0	651.9	578.1
Right-of-use assets relating to mine development, infrastructure and other assets | Accumulated depreciation and impairment | – Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(279.8)	(239.8)
Disposals	0.0	0.0
Scrapping of assets	21.8	30.2
Translation adjustment	(11.6)	0.3
Reclassifications	(2.1)	(8.6)
Charge for the year	88.7	76.5
Salares Norte depreciation capitalised	3.3	2.0
Impairment	0.0	0.0
Balance at end of the year	$ (336.3)	$ (279.8)	$ (239.8)
Salares Norte project
Reconciliation of changes in property, plant and equipment [abstract]
Average interest capitalisation rate	7.00%	6.60%